UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                     ---------
                          Scudder Investments VIT Funds
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
                       -----------------------------------
               (Address of principal executive offices) (Zip code)

                                Daniel O. Hirsch
                            Deutsche Asset Management
                                One South Street
                               Baltimore, MD 21202
                       -----------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                  [LOGO OMITTED]
                                                                     SCUDDER
                                                                     INVESTMENTS

Scudder VIT Equity 500 Index Fund






                                                               SEMIANNUAL REPORT
                                                               June 30, 2004

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .................................... 3
              PERFORMANCE COMPARISON .................................... 6

              SCUDDER VIT EQUITY 500 INDEX FUND
                 Schedule of Investments ................................ 7
                 Statement of Assets and Liabilities ....................13
                 Statement of Operations ................................14
                 Statements of Changes in Net Assets ....................15
                 Financial Highlights ...................................16
                 Notes to Financial Statements ..........................18
                 Proxy Voting ...........................................22

                        --------------------------------
                    THIS   REPORT   MUST  BE   PRECEDED   OR
                    ACCOMPANIED BY A PROSPECTUS. TO OBTAIN A
                    PROSPECTUS,    CALL    YOUR    FINANCIAL
                    REPRESENTATIVE.   WE   ADVISE   YOU   TO
                    CONSIDER THE FUND'S  OBJECTIVES,  RISKS,
                    CHARGES AND  EXPENSES  CAREFULLY  BEFORE
                    INVESTING.  THE PROSPECTUS CONTAINS THIS
                    AND OTHER  IMPORTANT  INFORMATION  ABOUT
                    THE  FUND.  PLEASE  READ THE  PROSPECTUS
                    CAREFULLY BEFORE YOU INVEST.

                    The Fund is not  insured by the FDIC and
                    is  not  a  deposit,  obligation  of  or
                    guaranteed by Deutsche Bank AG. The Fund
                    is   subject   to   investment    risks,
                    including  possible  loss  of  principal
                    amount  invested.  There is no guarantee
                    that the Fund will be able to mirror the
                    S&P 500(R) Index closely enough to track
                    its performance.
                        -------------------------------

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED.

This Fund is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Variable annuities are long-term, tax-deferred contracts designed for retirement purposes, asset accumulation, distribution and transference. Contract value will fluctuate based on the performance of your subaccount selection. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes.

In the following interview, the portfolio management team discusses Scudder VIT Equity 500 Index Fund's market environment and performance during the six-month period ended June 30, 2004.

Q: HOW DID SCUDDER VIT EQUITY 500 INDEX FUND PERFORM DURING THE FIRST HALF OF 2004?

A: Scudder VIT Equity 500 Index Fund tracked its benchmark, the Standard & Poor's 500 Index (the 'S&P 500 Index'), 1 for the six months ended June 30, 2004. The Fund produced a total return of 3.30% (Class A shares) for the semiannual period, compared with 3.44% for the benchmark. (Please see pages 4 and 6 for the performance of Class B shares and more complete performance information.) The Fund outperformed the Lipper S&P 500 Index Objective Funds 2 category average semiannual return of 3.12%.

Q: WHAT WERE THE PRIMARY FACTORS AFFECTING THE US EQUITY MARKETS DURING THE PAST SIX MONTHS?

A: Following an 18-month rally in growth stocks, led by technology and semiconductor issues, equity markets traded 'sideways' for much of the first half of 2004, remaining within a 5% trading range. Though the conflict in Iraq continued, there were no significant turns in the market as a response to events in Iraq. Following the transfer of Iraqi sovereignty from the United States to Iraq in June, there was a slight upward movement in stocks, which did not hold. Elsewhere, the late-June federal funds rate increase of one-quarter of a percentage point was well-anticipated. Again, the market edged up on this news and then immediately sold off. Investors remain risk-wary and prone to quick sell-offs following gains. On a more positive note, late April marked one of the most favorable earnings seasons in the last five years. After a succession of positive earnings announcements, the market rallied off of its six-month lows, but it gave back those gains at the end of April and in early May.

In 2003 and through early 2004, investors favored high-beta growth stocks with relatively high price-to-earnings ratios. Then in March, many investors began to switch over to value-oriented stocks as they pursued more-defensive strategies. For the six-month period, the value portion of the S&P 500(R) Index outgained the growth portion by 1.45%. Now that many companies have made renewed investments in technology during 2003 and 2004, the markets are waiting for these high-tech investments to bear fruit in the form of increased earnings for more value-oriented companies.


--------------------------------------------------------------------------------
1 'S&P 500(R)' is a trademark of the McGraw-Hill Companies, Inc., and has been licensed for use by the Fund's investment advisor. The Standard & Poor's 500 index (S&P 500(R)) is an unmanaged index used to portray the pattern of common stock movement of 500 large US companies.
2 The Lipper S&P 500 Index Objective Funds category represents funds that are passively managed and commit by prospectus language to replicate the performance of the S&P 500 index, including reinvested dividends. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Lastly, small-cap stocks significantly outperformed large-cap stocks in 2003 and were expected to surrender their leadership in 2004. But that has not occurred so far, as the Russell 2000(R) Index 1 outperformed the S&P 500(R) Index by 3.32% during the first half of this year.

Q: WHICH SECTORS AND STOCKS WITHIN THE S&P 500(R) INDEX WERE THE BEST AND WORST PERFORMERS?

A: The energy sector posted the strongest performance during the six-month period, going hand in hand with recent and significant increases in oil prices. Industrials were the second-best-performing sector. In terms of underperformers, semiconductors and equipment--one of 2003's leading subsectors--dragged down the technology sector over the period as semiconductor stocks declined approximately 12% as a group.

The best individual stock return came from AT&T Wireless Services, Inc., which is being sold; the leading bidder for the company is Cingular. AutoDesk, Inc., a leading design software and digital content company, was the next best performer. The worst performing stock within the index was storage provider Qlogic Corp., which made a negative earnings announcement at the end of March.


--------------------------------------------------------------------------------
1 The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000(R) Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. Index and Lipper category returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly in an index or Lipper category.

INVESTMENT REVIEW
---------------------------------------------------------------------------------------------------------------
                                                  CUMULATIVE TOTAL RETURNS         AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended            6 Months  1 Year   3 Years  5 Years      Since  1 Year   3 Years  5 Years     Since
   June 30, 2004                                               Inception 2                          Inception 2
                                                                                    Class A (inception 10-1-97)
                                                                                    Class B (inception 4-30-02)
---------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity
   500 Index Fund
   Class A                   3.30%    18.69%    (3.07)%  (11.85)%  29.43%    18.69%   (1.03)%  (2.49)%   3.90%
   Class B                   3.21%    18.49%      n/a       n/a     8.76%    18.49%     n/a      n/a     3.95%
--------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index 3          3.44%    19.11%    (2.07)%  (10.55)%  32.97%    19.11%   (0.70)%  (2.20)%   4.31%
--------------------------------------------------------------------------------------------------------------
 Lipper S&P 500(R)
   Index Objective
   Fund Average 4            3.12%    18.35%    (3.84)%  (12.85)%  28.82%    18.35%   (1.30)%  (2.72)%   3.82%
--------------------------------------------------------------------------------------------------------------

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. PERFORMANCE FIGURES FOR CLASSES A AND B DIFFER BECAUSE EACH CLASS MAINTAINS A DISTINCT EXPENSE STRUCTURE. TOTAL RETURN IS BASED ON NET CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DISTRIBUTIONS.

--------------------------------------------------------------------------------
2 The Fund's inception dates are: Class A Shares: October 1, 1997, Class
  B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the period beginning September 30, 1997 for the S&P 500 Index and for the Lipper S&P 500 Index Objective Fund Average.
3 The S&P 500(R) Index is an unmanaged index that measures the performance of
  500 large US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2004
 (percentages are based on total net assets of the Fund)
 A Fund's holdings are subject to change.

   General Electric Co. .........................3.14%
   Microsoft Corp. ..............................2.82
   Exxon Mobil Corp. ............................2.66
   Pfizer, Inc. .................................2.39
   Citigroup, Inc. ..............................2.21
   Wal-Mart Stores, Inc. ........................2.08
   American International Group, Inc. ...........1.71
   Intel Corp. ..................................1.65
   Bank of America Corp. ........................1.58
   Johnson & Johnson Co. ........................1.51

   Information concerning portfolio holdings of the Fund as of a month end is available upon request on the 16th of the following month.
--------------------------------------------------------------------------------


There were 10 additions to and deletions from the index during the period, with many of the changes coming from merger and acquisition activity announced in 2003 and executed this year. Merger and acquisition activity included Bank of America Corp.'s acquisition of Fleet Boston Financial Corp., and Travelers Property Casualty Corp.'s purchase by St. Paul Cos., Inc. Other significant additions to the index during the period included E*TRADE Financial Corp., M&T Bank Corp. and Valero Energy Corp.

In March, Standard & Poor's joined other major market index providers in announcing that it will be making a two-part 'float adjustment' to the S&P 500(R) Index in 2005. This significant event, which is expected to create 3% to 5% turnover within the index, means that closely held shares that are not widely traded--mainly those owned by company insiders--will no longer be counted as equity market capitalization for S&P 500(R) companies when this changeover in index composition is completed.


--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 As of June 30, 2004
 (percentages are based on market value* of total investments in the Fund)
 A Fund's sector allocation is subject to change.

   Financial Services ......................... 20.27%
   Information Technology ..................... 16.27
   Health Care ................................ 13.23
   Industrials ................................ 12.43
   Consumer Staples ........................... 11.30
   Consumer Discretionary ..................... 10.73
   Energy .....................................  6.37
   Telecommunication Services .................  3.40
   Materials ..................................  2.96
   Other ......................................  3.04
                                               ------
                                               100.00%
                                               ======
   *Excluding Cash Equivalents.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

Scudder VIT Equity 500 Index Fund--Class A Shares and S&P 500(R) Index Growth of a $10,000 Investment (Since Inception)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                             Scudder
                Equity 500 Index Fund           S&P 500 Index
10/1/97                       $10,000                 $10,000
10/31/97                        9,600                   9,666
11/30/97                       10,020                  10,114
12/31/97                       10,190                  10,287
1/31/98                        10,300                  10,402
2/28/98                        11,030                  11,152
3/31/98                        11,580                  11,723
4/30/98                        11,770                  11,841
5/31/98                        11,560                  11,637
6/30/98                        12,030                  12,110
7/31/98                        11,870                  11,981
8/31/98                        10,180                  10,249
9/30/98                        10,820                  10,906
10/31/98                       11,690                  11,793
11/30/98                       12,390                  12,507
12/31/98                       13,116                  13,228
1/31/99                        13,641                  13,780
2/28/99                        13,219                  13,352
3/31/99                        13,744                  13,886
4/30/99                        14,259                  14,423
5/31/99                        13,919                  14,083
6/30/99                        14,682                  14,865
7/31/99                        14,218                  14,401
8/31/99                        14,146                  14,330
9/30/99                        13,765                  13,938
10/31/99                       14,620                  14,820
11/30/99                       14,908                  15,121
12/31/99                       15,789                  16,011
1/31/00                        14,999                  15,208
2/29/00                        14,718                  14,920
3/31/00                        16,153                  16,379
4/30/00                        15,665                  15,886
5/31/00                        15,342                  15,561
6/30/00                        15,717                  15,945
7/31/00                        15,467                  15,696
8/31/00                        16,424                  16,671
9/30/00                        15,550                  15,791
10/31/00                       15,488                  15,724
11/30/00                       14,260                  14,485
12/31/00                       14,331                  14,556
1/31/01                        14,831                  15,073
2/28/01                        13,478                  13,698
3/31/01                        12,624                  12,830
4/30/01                        13,603                  13,827
5/31/01                        13,686                  13,919
6/30/01                        13,353                  13,581
7/30/01                        13,218                  13,448
8/31/01                        12,385                  12,606
9/30/01                        11,375                  11,588
10/31/01                       11,594                  11,809
11/30/01                       12,479                  12,715
12/31/01                       12,585                  12,827
1/31/02                        12,396                  12,639
2/28/02                        12,155                  12,395
3/31/02                        12,606                  12,861
4/30/02                        11,840                  12,082
5/31/02                        11,756                  11,993
6/30/02                        10,905                  11,139
7/30/02                        10,064                  10,271
8/31/02                        10,127                  10,338
9/30/02                         9,024                   9,214
10/31/02                        9,812                  10,025
11/30/02                       10,390                  10,615
12/31/02                        9,777                   9,992
1/31/03                         9,522                   9,731
2/28/03                         9,373                   9,585
3/31/03                         9,469                   9,678
4/30/03                        10,237                  10,475
5/31/03                        10,765                  11,027
6/30/03                        10,904                  11,168
7/30/03                        11,098                  11,365
8/30/03                        11,314                  11,586
9/30/03                        11,184                  11,463
10/30/03                       11,819                  12,112
11/30/03                       11,916                  12,219
12/31/03                       12,530                  12,859
1/31/04                        12,756                  13,096
2/28/04                        12,928                  13,278
3/31/04                        12,734                  13,077
4/30/04                        12,529                  12,872
5/31/04                        12,703                  13,048
6/30/04                        12,943                  13,297


Not depicted in graph: growth of $10,000 for B Shares from inception through June 30, 2004: $10,876.

--------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                 Since Inception
   Periods Ended                   1 Year     3 Years     5 Years        Class A
   June 30, 2004                                                         10-1-97
--------------------------------------------------------------------------------
 Scudder VIT Equity 500
   Index Fund--Class A Shares      18.69%        (1.03)%      (2.49)%      3.90%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                 Since Inception
   Periods Ended                                             1 Year      Class B
   June 30, 2004                                                         4-30-02
--------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index
   Fund--Class B Shares                                       18.49%      3.95%
--------------------------------------------------------------------------------

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. PERFORMANCE FIGURES FOR CLASSES A AND B DIFFER BECAUSE EACH CLASS MAINTAINS A DISTINCT EXPENSE STRUCTURE. TOTAL RETURN IS BASED ON NET CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DISTRIBUTIONS.

--------------------------------------------------------------------------------
1 The S&P 500(R) Index is an unmanaged index that measures the performance of 500 large US companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

---------------------------------------------------------------
     SHARES   SECURITY                           VALUE
---------------------------------------------------------------

              COMMON STOCKS--97.69%
     50,600   3M Co. ........................$  4,554,506
    103,800   Abbott Laboratories ...........   4,230,888
     18,500   ACE Ltd. ......................     782,180
     59,000   ADC Telecommunications, Inc. 1      167,560
     15,100   Adobe Systems, Inc. ...........     702,150
      3,200   Adolph Coors Co.--Class B .....     231,488
     23,800   Advanced Micro Devices, Inc. 1      378,420
     38,100   AES Corp. 1 ...................     378,333
      9,700   Aetna, Inc. ...................     824,500
      8,800   Affiliated Computer
               Services, Inc.--
               Class A 1 ....................     465,872
     34,100   AFLAC, Inc. ...................   1,391,621
     30,418   Agilent Technologies, Inc. 1 ..     890,639
     15,900   Air Products & Chemicals, Inc.      833,955
      5,100   Alberto-Culver Co. ............     255,714
     25,842   Albertsons, Inc. ..............     685,847
     58,076   Alcoa, Inc. ...................   1,918,250
      7,300   Allegheny Energy, Inc. 1 ......     112,493
      4,750   Allegheny Technologies, Inc. ..      85,737
      8,300   Allergan, Inc. ................     743,016
     19,600   Allied Waste Industries, Inc. 1     258,328
     47,700   Allstate Corp. ................   2,220,435
     21,400   ALLTEL Corp. ..................   1,083,268
     26,100   Altera Corp. 1 ................     579,942
    133,100   Altria Group, Inc. ............   6,661,655
      6,350   Ambac Financial Group, Inc. ...     466,344
      6,300   Amerada Hess Corp. ............     498,897
     10,200   Ameren Corp. ..................     438,192
     24,140   American Electric Power Co. ...     772,480
     83,700   American Express Co. ..........   4,300,506
    171,189   American International
               Group, Inc. ..................  12,202,352
     14,500   American Power
               Conversion Corp. .............     284,925
     15,600   American Standard Cos., Inc. 1      628,836
      6,784   AmerisourceBergen Corp. .......     405,548
     84,308   Amgen, Inc. 1 .................   4,600,688
     20,400   AmSouth Bancorp ...............     519,588
     15,221   Anadarko Petroleum Co. ........     891,951
     23,800   Analog Devices, Inc. ..........   1,120,504
     11,300   Andrew Corp. 1 ................     226,113
     53,600   Anheuser-Busch Cos., Inc. .....   2,894,400
      9,464   Anthem, Inc. 1 ................     847,596
     18,900   AON Corp. .....................     538,083
     19,812   Apache Corp. ..................     862,813
      5,500   Apartment Investment &
               Management Co.--Class A ......     171,215
     12,000   Apollo Group, Inc.--Class A 1 .   1,059,480
     25,300   Apple Computer, Inc. 1 ........     823,262
     12,100   Applera Corp.-Applied
               Biosystems Group .............     263,175
    108,700   Applied Materials, Inc. 1 .....   2,132,694
     22,600   Applied Micro Circuits Corp. 1      120,232

------------------------------------------------------------
     SHARES   SECURITY                           VALUE
------------------------------------------------------------

     44,975   Archer-Daniels-Midland Co. ....$    754,680
      4,000   Ashland, Inc. .................     211,240
     51,604   AT&T Corp. ....................     754,967
    177,399   AT&T Wireless Services, Inc. 1    2,540,354
      8,300   AutoDesk, Inc. ................     355,323
     39,700   Automatic Data Processing, Inc.   1,662,636
     16,300   AutoNation, Inc. 1 ............     278,730
      5,300   AutoZone, Inc. 1 ..............     424,530
     29,130   Avaya, Inc. 1 .................     459,963
      6,400   Avery Dennison Corp. ..........     409,664
     31,000   Avon Products, Inc. ...........   1,430,340
     22,340   Baker Hughes, Inc. ............     841,101
      3,300   Ball Corp. ....................     237,765
     72,200   Banc One Corp. ................   3,682,200
    133,105   Bank of America Corp. .........  11,263,345
     50,700   Bank of New York Co., Inc. ....   1,494,636
      6,200   Bard (C. R.), Inc. ............     351,230
      4,000   Bausch & Lomb .................     260,280
     39,400   Baxter International, Inc. ....   1,359,694
     36,100   BB&T Corp. ....................   1,334,617
      6,672   Bear Stearns Cos., Inc. .......     562,516
     17,600   Becton, Dickinson & Co. .......     911,680
     20,600   Bed Bath & Beyond, Inc. 1 .....     792,070
    122,000   BellSouth Corp. ...............   3,198,840
      6,200   Bemis Co., Inc. ...............     175,150
     20,750   Best Buy Co., Inc. ............   1,052,855
      6,800   Big Lots, Inc. 1 ..............      98,328
     20,990   Biogen Idec, Inc. 1 ...........   1,327,617
     17,925   Biomet, Inc. ..................     796,587
     11,200   BJ Services Co. 1 .............     513,408
      4,500   Black & Decker Corp. ..........     279,585
     12,100   Block (H&R), Inc. .............     576,928
     15,900   BMC Software, Inc. 1 ..........     294,150
     55,600   Boeing Co. ....................   2,840,604
      6,700   Boise Cascade Corp. ...........     252,188
     52,900   Boston Scientific Corp. 1 .....   2,264,120
    129,346   Bristol-Myers Squibb Co. ......   3,168,977
     19,156   Broadcom Corp.--Class A 1 .....     895,926
      7,000   Brown-Forman Corp. ............     337,890
      6,800   Brunswick Corp. ...............     277,440
     24,600   Burlington Northern
               Santa Fe Corp. ...............     862,722
     26,800   Burlington Resources, Inc. ....     969,624
     30,289   Calpine Corp. 1,2 .............     130,848
     25,100   Campbell Soup Co. .............     674,688
     14,700   Capital One Financial Corp. ...   1,005,186
     28,749   Cardinal Health, Inc. .........   2,013,867
     28,800   Caremark Rx, Inc. 1 ...........     948,672
     42,300   Carnival Corp. ................   1,988,100
     22,600   Caterpillar, Inc. .............   1,795,344
     65,993   Cendant Corp. .................   1,615,509
     17,700   CenterPoint Energy, Inc. ......     203,550
      8,600   Centex Corp. ..................     393,450

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------

     10,350   CenturyTel, Inc. ..............$    310,914
     13,544   Charter One Financial, Inc. ...     598,509
     69,333   ChevronTexaco Corp. ...........   6,524,929
     13,000   Chiron Corp. 1 ................     580,320
     11,500   Chubb Corp. ...................     784,070
     34,600   CIENA Corp. 1 .................     128,712
      8,700   CIGNA Corp. ...................     598,647
      9,765   Cincinnati Financial Corp. ....     424,973
     10,700   Cinergy Corp. .................     406,600
     12,100   Cintas Corp. ..................     576,807
     15,000   Circuit City Stores, Inc. .....     194,250
    443,100   Cisco Systems, Inc. 1 .........  10,501,470
    338,974   Citigroup, Inc. ...............  15,762,291
     16,000   Citizens Communications Co. 1 .     193,600
     11,900   Citrix Systems, Inc. 1 ........     242,284
     40,934   Clear Channel
               Communications, Inc. .........   1,512,511
     14,800   Clorox Co. ....................     795,944
      9,216   CMS Energy Corp. 1 ............      84,142
    159,100   Coca-Cola Co. .................   8,031,368
     27,800   Coca-Cola Enterprises, Inc. ...     805,922
     35,300   Colgate-Palmolive Co. .........   2,063,285
    149,086   Comcast Corp.--Class A 1 ......   4,178,881
     10,900   Comerica, Inc. ................     598,192
     37,150   Computer Associates
               International, Inc. ..........   1,042,429
     11,400   Computer Sciences Corp. 1 .....     529,302
     27,800   Compuware Corp. 1 .............     183,480
     13,798   Comverse Technology, Inc. 1 ...     275,132
     35,700   ConAgra Foods, Inc. ...........     966,756
     45,844   ConocoPhillips ................   3,497,439
     13,000   Consolidated Edison Co. of
               New York, Inc. ...............     516,880
      9,900   Constellation Energy Group ....     375,210
      9,700   Convergys Corp. 1 .............     149,380
      5,500   Cooper Industries Ltd.--
               Class A ......................     326,755
      4,300   Cooper Tire & Rubber Co. ......      98,900
     86,549   Corning, Inc. 1 ...............   1,130,330
     31,200   Costco Cos., Inc. .............   1,281,384
     17,449   Countrywide Financial Corp. ...   1,225,792
      3,400   Crane Co. .....................     106,726
     14,500   CSX Corp. .....................     475,165
      3,200   Cummins, Inc. .................     200,000
     27,100   CVS Corp. .....................   1,138,742
     10,685   Dana Corp. ....................     209,426
     21,000   Danaher Corp. .................   1,088,850
     11,050   Darden Restaurants, Inc. ......     227,077
     16,600   Deere & Co. ...................   1,164,324
    165,300   Dell, Inc. 1 ..................   5,921,046
     32,573   Delphi Corp. ..................     347,880
      9,900   Delta Air Lines, Inc. 1,2 .....      70,488
      3,200   Deluxe Corp. ..................     139,200
     16,300   Devon Energy Corp. ............   1,075,800

--------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------

      4,900   Dillard's, Inc.--Class A ......$    109,270
     23,747   Dollar General Corp. ..........     464,491
     22,216   Dominion Resources, Inc. ......   1,401,385
     14,200   Dover Corp. ...................     597,820
     62,316   Dow Chemical Co. ..............   2,536,261
      4,700   Dow Jones & Co., Inc. .........     211,970
     11,900   DTE Energy Co. ................     482,426
     66,845   Du Pont (E.I.) de
               Nemours & Co. ................   2,969,255
     60,200   Duke Energy Corp. .............   1,221,458
     28,735   Dynegy, Inc.--Class A 1 .......     122,411
     23,600   E*TRADE Financial Corp. 1 .....     263,140
      4,500   Eastman Chemical Co. ..........     208,035
     19,300   Eastman Kodak Co. .............     520,714
     10,200   Eaton Corp. ...................     660,348
     43,081   eBay, Inc. 1 ..................   3,961,298
     15,300   Ecolab, Inc. ..................     485,010
     22,700   Edison International ..........     580,439
     37,886   El Paso Corp. .................     298,542
     19,000   Electronic Arts, Inc. 1 .......   1,036,450
     32,100   Electronic Data Systems Corp. .     614,715
    160,900   EMC Corp. 1 ...................   1,834,260
     28,700   Emerson Electric Co. ..........   1,823,885
      7,300   Engelhard Corp. ...............     235,863
     15,500   Entergy Corp. .................     868,155
      6,700   EOG Resources, Inc. ...........     400,057
      8,200   Equifax, Inc. .................     202,950
     27,200   Equity Office Properties Trust      739,840
     17,800   Equity Residential ............     529,194
     45,450   Exelon Corp. ..................   1,513,030
      5,600   Express Scripts, Inc. 1 .......     443,688
    428,217   Exxon Mobil Corp. .............  19,017,117
     12,126   Family Dollar Stores, Inc. ....     368,873
     64,500   Fannie Mae ....................   4,602,720
     12,000   Federated Department
               Stores, Inc. .................     589,200
      6,400   Federated Investors, Inc.--
               Class B ......................     194,176
     18,960   FedEx Corp. ...................   1,548,842
     38,392   Fifth Third Bancorp ...........   2,064,722
     57,319   First Data Corp. ..............   2,551,842
      9,200   First Horizon National Corp. ..     418,324
     21,884   FirstEnergy Corp. .............     818,680
     13,601   Fiserv, Inc. 1 ................     528,943
      4,700   Fluor Corp. ...................     224,049
    121,902   Ford Motor Co. ................   1,907,766
     23,700   Forest Laboratories, Inc. 1 ...   1,342,131
      8,900   Fortune Brands, Inc. ..........     671,327
     12,800   FPL Group, Inc. ...............     818,560
     17,100   Franklin Resources, Inc. ......     856,368
     45,300   Freddie Mac ...................   2,867,490
     13,500   Freeport-McMoran Copper &
               Gold, Inc.--Class B ..........     447,525
     18,600   Gannet Co., Inc. ..............   1,578,210
     57,225   Gap, Inc. .....................   1,387,706

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------

     21,500   Gateway, Inc. 1 ...............$     96,750
     12,900   General Dynamics Corp. ........   1,280,970
    691,700   General Electric Co. ..........  22,411,080
     25,664   General Mills, Inc. ...........   1,219,810
     37,230   General Motors Corp. ..........   1,734,546
     10,100   Genuine Parts Co. .............     400,768
     15,200   Genzyme Corp. 1 ...............     719,416
     17,377   Georgia-Pacific Corp. .........     642,601
     14,004   Gilead Sciences, Inc. 1 .......     938,268
     67,500   Gillette Co. ..................   2,862,000
     10,400   Golden West Financial Group ...   1,106,040
     31,200   Goldman Sachs Group, Inc. .....   2,937,792
      6,800   Goodrich Corp. ................     219,844
     13,400   Goodyear Tire & Rubber Co. 1,2      121,806
      5,300   Grainger (W.W.), Inc. .........     304,750
      3,600   Great Lakes Chemical Corp. ....      97,416
     20,100   Guidant Corp. .................   1,123,188
     26,900   Halliburton Co. ...............     813,994
     20,300   Harley-Davidson, Inc. .........   1,257,382
      7,500   Harrah's Entertainment, Inc. ..     405,750
     19,951   Hartford Financial Services
               Group, Inc. ..................   1,371,432
     10,059   Hasbro, Inc. ..................     191,121
     33,600   HCA, Inc. .....................   1,397,424
     17,500   Health Management Associates,
               Inc.--Class A ................     392,350
     24,700   Heinz (H. J.) Co. .............     968,240
      6,400   Hercules, Inc. 1 ..............      78,016
     15,400   Hershey Foods Corp. ...........     712,558
    201,726   Hewlett-Packard Co. ...........   4,256,419
     21,900   Hilton Hotels Corp. ...........     408,654
    145,700   Home Depot, Inc. ..............   5,128,640
     57,575   Honeywell International, Inc. .   2,108,972
     10,380   Hospira, Inc. 1 ...............     286,488
     11,900   Humana, Inc. 1 ................     201,110
     14,650   Huntington Bancshares, Inc. ...     335,485
     21,000   Illinois Tool Works, Inc. .....   2,013,690
     14,100   IMS Health, Inc. ..............     330,504
     12,300   Ingersoll-Rand Co.--Class A ...     840,213
    426,400   Intel Corp. ...................  11,768,640
    110,455   International Business
               Machines Corp. ...............   9,736,608
      5,500   International Flavors &
               Fragrances, Inc. .............     205,700
     21,968   International Game Technology .     847,965
     31,708   International Paper Co. .......   1,417,348
     28,800   Interpublic Group of
               Cos., Inc. 1 .................     395,424
     13,800   Intuit, Inc. 1 ................     532,404
      6,400   ITT Industries, Inc. ..........     531,200
    136,440   J.P. Morgan Chase & Co. .......   5,289,779
     12,100   Jabil Circuit, Inc. 1 .........     304,678
     13,900   Janus Capital Group, Inc. .....     229,211

--------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------

     97,455   JDS Uniphase Corp. 1 ..........$    369,354
      8,300   Jefferson-Pilot Corp. .........     421,640
    193,318   Johnson & Johnson Co. .........  10,767,813
     11,600   Johnson Controls, Inc. ........     619,208
      7,397   Jones Apparel Group, Inc. .....     292,034
      3,500   KB HOME .......................     240,205
     28,800   Kellogg Co. ...................   1,205,280
      9,836   Kerr-McGee Corp. ..............     528,882
     29,800   KeyCorp .......................     890,722
     10,000   KeySpan Corp. .................     367,000
     33,900   Kimberly-Clark Corp. ..........   2,233,332
      8,200   Kinder Morgan, Inc. ...........     486,178
     14,521   King Pharmaceuticals, Inc. 1 ..     166,265
     12,700   KLA-Tencor Corp. 1 ............     627,126
      4,700   Knight-Ridder, Inc. ...........     338,400
     21,600   Kohl's Corp. 1 ................     913,248
     48,700   Kroger Co. 1 ..................     886,340
     11,200   Leggett & Platt, Inc. .........     299,152
     17,622   Lehman Brothers Holdings, Inc.    1,326,055
      8,500   Lexmark International, Inc. 1 .     820,505
     74,300   Lilly (Eli) & Co. .............   5,194,313
     32,876   Limited Brands ................     614,781
     12,900   Lincoln National Corp. ........     609,525
     21,500   Linear Technology Corp. .......     848,605
      6,200   Liz Claiborne, Inc. ...........     223,076
     30,300   Lockheed Martin Corp. .........   1,578,024
     11,500   Loews Corp. ...................     689,540
      7,800   Louisiana-Pacific Corp. .......     184,470
     51,000   Lowe's Cos., Inc. .............   2,680,050
     26,700   LSI Logic Corp. 1 .............     203,454
    274,960   Lucent Technologies, Inc. 1 ...   1,039,349
      8,500   M&T Bank Corp. ................     742,050
      5,200   Manor Care, Inc. ..............     169,936
     20,800   Marathon Oil Corp. ............     787,072
     16,200   Marriott International, Inc.--
               Class A ......................     808,056
     35,900   Marsh & McLennan Cos., Inc. ...   1,629,142
     13,100   Marshall & Ilsley Corp. .......     512,079
     31,300   Masco Corp. ...................     975,934
     29,300   Mattel, Inc. ..................     534,725
     21,200   Maxim Integrated
               Products, Inc. ...............   1,111,304
     20,150   May Department Stores Co. .....     553,923
      4,600   Maytag Corp. ..................     112,746
      9,100   MBIA, Inc. ....................     519,792
     85,140   MBNA Corp. ....................   2,195,761
      8,100   McCormick & Co., Inc. .........     275,400
     84,700   McDonald's Corp. ..............   2,202,200
     13,400   McGraw-Hill Cos., Inc. ........   1,026,038
     20,225   McKesson Corp. ................     694,324
     11,665   MeadWestvaco Corp. ............     342,834
     16,966   Medco Health Solutions, Inc. 1      636,225
     17,300   MedImmune, Inc. 1 .............     404,820
     78,400   Medtronic, Inc.2 ..............   3,819,648

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------

     27,900   Mellon Bank Corp. .............$    818,307
    146,062   Merck & Co., Inc. .............   6,937,945
      6,500   Mercury Interactive Corp. 1 ...     323,895
      2,900   Meredith Corp. ................     159,384
     64,000   Merrill Lynch & Co., Inc. .....   3,454,720
     51,600   MetLife, Inc. .................   1,849,860
      6,900   MGIC Investment ...............     523,434
     38,539   Micron Technology, Inc. 1 .....     590,032
    705,900   Microsoft Corp. ...............  20,160,504
      2,800   Millipore Corp. 1 .............     157,836
     11,200   Molex, Inc. ...................     359,296
     17,721   Monsanto Co. ..................     682,258
      8,219   Monster Worldwide, Inc. 1 .....     211,393
      9,300   Moody's Corp. .................     601,338
     72,900   Morgan Stanley ................   3,846,933
    155,181   Motorola, Inc. ................   2,832,053
     17,600   Mylan Laboratories, Inc. ......     356,400
     10,094   Nabors Industries Ltd. 1 ......     456,451
     44,400   National City Corp. ...........   1,554,444
     22,800   National Semiconductor Corp. 1      501,372
      4,900   Navistar International Corp. 1      189,924
      5,500   NCR Corp. 1 ...................     272,745
     23,700   Network Appliance, Inc. 1 .....     510,261
      9,500   New York Times Co.--Class A ...     424,745
     16,324   Newell Rubbermaid, Inc. .......     383,614
     27,200   Newmont Mining Corp. ..........   1,054,272
     71,000   Nextel Communication, Inc.--
               Class A 1 ....................   1,892,860
      2,700   Nicor, Inc. ...................      91,719
     17,900   Nike, Inc.--Class B ...........   1,355,925
     15,208   NiSource, Inc. ................     313,589
     10,200   Noble Corp. 1 .................     386,478
      9,300   Nordstrom, Inc. ...............     396,273
     24,000   Norfolk Southern Corp. ........     636,480
     11,800   North Fork Bancorporation, Inc.     448,990
     14,300   Northern Trust Corp. ..........     604,604
     23,642   Northrop Grumman Corp. ........   1,269,575
     26,300   Novell, Inc. 1 ................     220,657
     10,800   Novellus Systems, Inc. 1 ......     339,552
      5,800   Nucor Corp. ...................     445,208
     11,400   NVIDIA Corp. 1 ................     233,700
     26,600   Occidental Petroleum Corp. ....   1,287,706
     18,400   Office Depot, Inc. 1 ..........     329,544
     12,300   Omnicom Group, Inc. ...........     933,447
    345,400   Oracle Corp. 1 ................   4,120,622
     12,025   PACCAR, Inc. ..................     697,330
      9,300   Pactiv Corp. 1 ................     231,942
      7,100   Pall Corp. ....................     185,949
     12,900   Parametric Technology Corp. 1 .      64,500
      7,900   Parker-Hannifin Corp. .........     469,734
     25,800   Paychex, Inc. .................     874,104
     16,900   Penney (J.C.) Co., Inc. .......     638,144

--------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------

      2,200   Peoples Energy Corp. ..........$     92,730
     24,200   PeopleSoft, Inc. 1 ............     447,700
     15,892   Pepsi Bottling Group, Inc. ....     485,342
    113,460   PepsiCo, Inc. .................   6,113,225
      7,300   PerkinElmer, Inc. .............     146,292
    498,443   Pfizer, Inc. ..................  17,086,626
     27,900   PG&E Corp. 1 ..................     779,526
      5,720   Phelps Dodge Corp. 1 ..........     443,357
      5,300   Pinnacle West Capital Corp. ...     214,067
     14,400   Pitney Bowes, Inc. ............     637,200
     10,600   Plum Creek Timber Co.,
               Inc., REIT ...................     345,348
     12,124   PMC-Sierra, Inc. 1 ............     173,979
     17,100   PNC Financial Services Group ..     907,668
      5,600   Power-One, Inc. 1 .............      61,488
     10,200   PPG Industries, Inc. ..........     637,398
     12,560   PPL Corp. .....................     576,504
     22,600   Praxair, Inc. .................     901,966
     19,800   Principal Financial
               Group, Inc. ..................     688,644
    168,134   Procter & Gamble Co. ..........   9,153,215
     14,508   Progress Energy, Inc. .........     639,077
     14,200   Progressive Corp. .............   1,211,260
     11,500   ProLogis ......................     378,580
     16,800   Providian Financial Corp. 1 ...     246,456
     36,600   Prudential Financial, Inc. ....   1,700,802
     14,000   Public Service Enterprise
               Group, Inc. ..................     560,420
      7,400   Pulte Homes, Inc. .............     385,022
      6,700   Qlogic Corp. 1 ................     178,153
     52,400   QUALCOMM, Inc. ................   3,824,152
      6,322   Quest Diagnostics, Inc. .......     537,054
    109,891   Qwest Communications
               International, Inc. 1 ........     394,509
      6,200   R.J. Reynolds Tobacco
               Holdings, Inc. ...............     419,058
     13,900   R.R. Donnelley & Sons Co. .....     458,978
     11,500   RadioShack Corp. ..............     329,245
     28,900   Raytheon Co. ..................   1,033,753
      3,400   Reebok International Ltd. .....     122,332
     12,900   Regions Financial Corp. .......     471,495
     10,000   Robert Half
               International, Inc. ..........     297,700
     12,400   Rockwell Automation, Inc. .....     465,124
     10,300   Rockwell Collins, Inc. ........     343,196
     13,242   Rohm & Haas Co. ...............     550,602
      8,600   Rowan Cos., Inc. 1 ............     209,238
      3,900   Ryder System, Inc. ............     156,273
      8,290   Sabre Holdings Corp. ..........     229,716
     10,300   SAFECO Corp. ..................     453,200
     28,800   Safeway, Inc. 1 ...............     729,792
     35,900   Sanmina-SCI Corp. 1 ...........     326,690
     54,200   Sara Lee Corp. ................   1,246,058
    214,665   SBC Communications, Inc. ......   5,205,626
     98,400   Schering-Plough Corp. .........   1,818,432
     38,200   Schlumberger Ltd. .............   2,426,082
     90,500   Schwab (Charles) Corp. ........     869,705

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------

     10,200   Scientific Atlanta, Inc. ......$    351,900
      4,853   Sealed Air Corp. 1 ............     258,519
     14,400   Sears, Roebuck & Co. ..........     543,744
     15,710   Sempra Energy .................     540,895
     10,300   Sherwin-Williams Co. ..........     427,965
     31,684   Siebel Systems, Inc. 1 ........     338,385
      5,400   Sigma-Aldrich Corp. ...........     321,894
     13,900   Simon Property Group, Inc. ....     714,738
     30,400   SLM Corp. .....................   1,229,680
      3,400   Snap-On, Inc. .................     114,070
     55,600   Solectron Corp. 1 .............     359,732
     50,500   Southern Co. ..................   1,472,075
     23,600   SouthTrust Corp. ..............     915,916
     49,925   Southwest Airlines Co. ........     837,242
     20,051   Sovereign Bancorp, Inc. .......     443,127
     94,100   Sprint Corp. (FON Group) ......   1,656,160
     10,772   St. Jude Medical, Inc. 1 ......     814,902
     43,756   St. Paul Travelers Cos., Inc. .   1,773,869
      5,000   Stanley Works .................     227,900
     34,350   Staples, Inc. .................   1,006,799
     27,200   Starbucks Corp. 1 .............   1,182,656
     12,732   Starwood Hotels & Resorts
               Worldwide, Inc. ..............     571,030
     20,900   State Street Corp. ............   1,024,936
     27,202   Stryker Corp. .................   1,496,110
    211,200   Sun Microsystems, Inc. 1 ......     916,608
     17,600   SunGard Data Systems, Inc. 1 ..     457,600
      5,900   Sunoco, Inc. ..................     375,358
     19,300   SunTrust Banks, Inc. ..........   1,254,307
      7,800   SuperValu, Inc. ...............     238,758
     20,900   Symantec Corp. 1 ..............     915,002
     13,350   Symbol Technologies, Inc. .....     196,779
     17,650   Synovus Financial Corp. .......     446,898
     44,000   Sysco Corp. ...................   1,578,280
      9,100   T. Rowe Price Group, Inc. .....     458,640
     60,600   Target Corp. ..................   2,573,682
     10,900   TECO Energy, Inc. .............     130,691
      5,000   Tektronix, Inc. ...............     170,100
     29,700   Tellabs, Inc. 1 ...............     259,578
      3,100   Temple-Inland, Inc. ...........     214,675
     28,150   Tenet Healthcare Corp. 1 ......     377,492
     12,800   Teradyne, Inc. 1 ..............     290,560
    112,391   Texas Instruments, Inc. .......   2,717,614
      8,300   Textron, Inc. .................     492,605
      9,500   Thermo Electron Corp. 1 .......     292,030
      4,300   Thomas & Betts Corp. ..........     117,089
      8,900   Tiffany & Co. .................     327,965
    296,048   Time Warner, Inc. 1 ...........   5,204,524
     32,500   TJX Cos., Inc. ................     784,550
      6,700   Torchmark Corp. ...............     360,460
     15,700   Toys 'R' Us, Inc. 1 ...........     250,886
     19,720   Transocean, Inc. 1 ............     570,697

--------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------

     23,125   Tribune Co. ...................$  1,053,113
     22,800   TXU Corp. .....................     923,628
    130,006   Tyco International Ltd. .......   4,308,399
    128,370   U.S. Bancorp ..................   3,537,877
     18,300   Union Pacific Corp. ...........   1,087,935
     14,200   Union Planters Corp. ..........     423,302
     21,300   Unisys Corp. 1 ................     295,644
     74,372   United Parcel Service, Inc.--
               Class B ......................   5,590,543
      7,500   United States Steel Corp. .....     263,400
     33,500   United Technologies Corp. .....   3,064,580
     41,800   UnitedHealth Group, Inc. ......   2,602,050
     20,400   Univision Communications, Inc.--
               Class A 1 ....................     651,372
     18,900   Unocal Corp. ..................     718,200
     16,749   UnumProvident Corp. ...........     266,309
      9,600   UST, Inc. .....................     345,600
      6,300   V.F. Corp. ....................     306,810
      8,300   Valero Energy Corp. ...........     612,208
     27,336   VERITAS Software Corp. 1 ......     757,207
    179,450   Verizon Communications, Inc. ..   6,494,296
    113,425   Viacom, Inc.--Class B .........   4,051,541
     10,336   Visteon Corp. .................     120,621
      5,900   Vulcan Materials Co. ..........     280,545
     87,748   Wachovia Corp. ................   3,904,786
    281,100   Wal-Mart Stores, Inc. .........  14,830,836
     68,500   Walgreen Co. ..................   2,480,385
    134,300   Walt Disney Co. ...............   3,423,307
     56,648   Washington Mutual, Inc. .......   2,188,879
     38,897   Waste Management, Inc. ........   1,192,193
      7,300   Waters Corp. ..................    1348,794
      7,200   Watson Pharmaceuticals, Inc. 1      193,680
      9,700   WellPoint Health
               Networks, Inc. 1 .............   1,086,497
    109,600   Wells Fargo & Co. .............   6,272,408
      6,600   Wendy's International, Inc. ...     229,944
     14,800   Weyerhaeuser Co. ..............     934,176
      4,800   Whirlpool Corp. ...............     329,280
     31,123   Williams Cos., Inc. ...........     370,364
      8,200   Winn-Dixie Stores, Inc. 1,2 ...      59,040
      5,000   Worthington Industries, Inc. ..     102,650
     13,500   Wrigley, (Wm.) Jr., Co. .......     851,175
     88,400   Wyeth .........................   3,196,544
     28,015   Xcel Energy, Inc. .............     468,131
     54,200   Xerox Corp. 1 .................     785,900
     21,900   Xilinx, Inc. ..................     729,489
      8,600   XL Capital Ltd.--Class A ......     648,956
     86,000   Yahoo!, Inc. 1 ................   3,124,380
     18,400   Yum! Brands, Inc. 1 ...........     684,848
     15,864   Zimmer Holdings, Inc. 1 .......   1,399,205
      6,800   Zions Bancorp .................     417,860
                                             ------------
TOTAL COMMON STOCKS
   (Cost $723,417,411) ...................... 697,726,871
                                             ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------
  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------

              SHORT-TERM INSTRUMENTS--2.41%
              U.S. TREASURY BILLS 3--2.41%
 $1,045,000    0.97%, 07/22/04 4 ............$  1,044,435
     15,000    0.99%, 08/12/04 ..............      14,980
    670,000    1.04%, 08/19/04 ..............     668,967
  1,858,000    1.04%, 08/26/04 ..............   1,854,462
  4,907,000    1.24%, 09/30/04 ..............   4,890,463
  4,761,000    1.38%, 10/07/04 ..............   4,743,322
    978,000    1.46%, 10/21/04 ..............     973,646
  3,017,000    1.47%, 10/28/04 ..............   3,002,220
     22,000    1.54%, 11/04/04 ..............      21,884
                                             ------------
                                               17,214,379
                                             ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $17,217,012) .......................  17,214,379
                                             ------------

              SECURITIES LENDING COLLATERAL--0.20%
              INVESTMENT IN AFFILIATED INVESTMENT
              COMPANIES--0.20%
  1,416,650    Daily Assets Fund
               Institutional 1.14% 5,6
               (Cost $1,416,650) ............   1,416,650
                                             ------------
TOTAL INVESTMENTS
   (Cost $742,051,073) ............ 100.30%  $716,357,900
LIABILITIES IN EXCESS OF
  OTHER ASSETS ....................  (0.30)    (2,132,193)
                                    ------   ------------
NET ASSETS ........................ 100.00%  $714,225,707
                                    ======   ============

--------------------------------------------------------------------------------
1 Non-income producing security for the period ended June 30, 2004.
2 All or a portion of this security was on loan (see Note 1). The value of all securities loaned at June 30, 2004 amounted to $1,371,991, which is 0.19% of total net assets.
3 Rates shown represent annualized yield at time of purchase, not a coupon rate. 4 Held as collateral for futures contracts.
5 Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven day yield at period end.
6 Represents collateral held in connection with securities lending.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------
ASSETS
   Investments at value (cost $740,634,423) ............          $ 714,941,250
   Investments in affiliated issuers,
    at value (cost $1,416,650) .........................              1,416,650
   Cash ................................................                    367
   Receivable for capital shares sold ..................                284,941
   Dividends and interest receivable ...................                789,927
   Variation margin receivable for futures contracts ...                 72,882
   Other assets ........................................                  9,100
                                                                  -------------
Total assets ...........................................            717,515,117
                                                                  -------------
LIABILITIES
   Payable for securities purchased ....................              1,478,565
   Payable upon return of securities loaned ............              1,416,650
   Payable for capital shares redeemed .................                142,007
   Advisory fees payable ...............................                157,752
   12b-1 fees payable ..................................                  6,381
   Accrued expenses and other ..........................                 88,055
                                                                  -------------
Total liabilities ......................................              3,289,410
                                                                  -------------
NET ASSETS .............................................          $ 714,225,707
                                                                  =============
COMPOSITION OF NET ASSETS
   Paid-in capital .....................................          $ 761,137,106
   Undistributed net investment income .................              4,293,419
   Accumulated net realized loss on investments
      and futures transactions .........................            (25,598,520)
   Net unrealized depreciation on investments
      and futures contracts ............................            (25,606,298)
                                                                  -------------
NET ASSETS .............................................          $ 714,225,707
                                                                  =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 1 ...........................................          $       11.89
                                                                  =============
   Class B 2 ...........................................          $       11.90
                                                                  =============


--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $680,738,538 and 57,248,370 shares outstanding at June 30, 2004 and
  0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $33,487,169 and 2,814,778 shares outstanding at June 30, 2004 and
  0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
                                                FOR THE SIX
                                               MONTHS ENDED
                                              JUNE 30, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends .............................     $  5,557,662
   Interest ..............................           55,193
   Securities lending income .............            3,748
                                               ------------
TOTAL INVESTMENT INCOME ..................        5,616,603
                                               ------------
EXPENSES
   Advisory fees .........................          684,355
   Administration and services fees ......          115,676
   Transfer agent fees ...................           56,267
   12b-1 fees (Class B Shares) ...........           31,163
   Custodian fees ........................           29,765
   Professional fees .....................           29,563
   Printing and shareholder reports ......           18,298
   Trustees fees .........................           13,695
   Insurance .............................            6,025
   Miscellaneous .........................            1,437
                                               ------------
TOTAL EXPENSES ...........................          986,244
   Plus: fee recoupments .................           72,179
                                               ------------
NET EXPENSES .............................        1,058,423
                                               ------------
NET INVESTMENT INCOME ....................        4,558,180
                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions .............          (16,195)
     Futures transactions ................          463,309
   Net change in unrealized appreciation/
     depreciation of investments and
     futures contracts ...................       16,027,474
                                               ------------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FUTURES CONTRACTS .....       16,474,588
                                               ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS     $ 21,032,768
                                               ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                 FOR THE SIX             FOR THE
                                                MONTHS ENDED          YEAR ENDED
                                             JUNE 30, 2004 1   DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income ....................  $   4,558,180     $   7,413,652
   Net realized gain from investment and
     futures transactions ...................        447,114           911,531
   Net change in unrealized appreciation/
     depreciation of investments
     and futures contracts ..................     16,027,474       121,448,564
                                               -------------     -------------
Net increase in net assets from operations ..     21,032,768       129,773,747
                                               -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A Shares .........................     (7,389,469)       (5,476,312)
     Class B Shares .........................       (217,946)          (46,303)
                                               -------------     -------------
Total distributions .........................     (7,607,415)       (5,522,615)
                                               -------------     -------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares     40,893,180       109,881,687
   Net increase resulting from Class B Shares     15,617,698        12,363,800
                                               -------------     -------------
   Net increase in net assets from
      capital share transactions ............     56,510,878       122,245,487
                                               -------------     -------------
   TOTAL INCREASE IN NET ASSETS .............     69,936,231       246,496,619
                                               -------------     -------------
NET ASSETS
   Beginning of period ......................    644,289,476       397,792,857
                                               -------------     -------------
   End of period (including undistributed
     net investment income
     of $4,293,419 and $7,342,654,
     respectively) ..........................  $ 714,225,707     $ 644,289,476
                                               =============     =============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES                      FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                   FOR THE YEARS ENDED DECEMBER 31,
                                          2004 1          2003          2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................  $11.64        $ 9.20        $11.98       $13.77       $15.18       $12.73
                                          ------        ------        ------       ------       ------       ------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income 2 .............    0.08          0.15          0.14         0.09         0.13         0.05
   Net realized and unrealized
     gain (loss) on investments
     and futures contracts .............    0.30          2.41         (2.81)       (1.77)       (1.53)        2.55
                                          ------        ------        ------       ------       ------       ------
Total from investment
   operations ..........................    0.38          2.56         (2.67)       (1.68)       (1.40)        2.60
                                          ------        ------        ------       ------       ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............   (0.13)        (0.12)        (0.11)       (0.10)          --        (0.10)
   Net realized gain on
     investment and futures
     contracts .........................      --            --            --        (0.01)       (0.01)       (0.05)
                                          ------        ------        ------       ------       ------       ------
Total distributions ....................   (0.13)        (0.12)        (0.11)       (0.11)       (0.01)       (0.15)
                                          ------        ------        ------       ------       ------       ------
NET ASSET VALUE,
   END OF PERIOD .......................  $11.89        $11.64        $ 9.20       $11.98       $13.77       $15.18
                                          ======        ======        ======       ======       ======       ======
TOTAL INVESTMENT RETURN 3 ..............    3.30%        28.16% 4     (22.31)% 4   (12.18)% 4    (9.24)% 4    20.39% 4
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ....................$680,739      $626,970      $394,964     $465,836     $427,855     $288,531
   Ratios to average net assets:
     Net investment income .............    1.34% 6       1.50%         1.33%        1.06%        1.00%        1.16%
     Expenses after waivers,
        reimbursements and/or
        recoupments ....................    0.30% 6       0.30%         0.30%        0.30%        0.30%        0.30%
     Expenses before waivers,
        reimbursements and/or
        recoupments ....................    0.28% 6       0.30%         0.32%        0.31%        0.34%        0.43%
   Portfolio turnover rate .............       1% 6          1%           10%           2% 5         3%           2%

--------------------------------------------------------------------------------
1 Unaudited.
2 Calculated based on average shares.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4 If fees for the advisor and administrator were not waived, the total return would have been lower.
5 Portfolio turnover excludes the impact of redemption in kind.
6 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES                                                                                  FOR THE PERIOD
                                                 FOR THE SIX                   FOR THE         APRIL 30, 2002 2
                                                MONTHS ENDED                YEAR ENDED                  THROUGH
                                             JUNE 30, 2004 1         DECEMBER 31, 2003        DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............   $11.63                    $ 9.20                    $11.27
                                                     ------                    ------                    ------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income 3 .......................     0.07                      0.14                      0.09
   Net realized and unrealized gain (loss)
     on investments
     and futures contracts .......................     0.30                      2.40                     (2.07)
                                                     ------                    ------                    ------
Total from investment operations .................     0.37                      2.54                     (1.98)
                                                     ------                    ------                    ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .........................    (0.10)                    (0.11)                    (0.09)
                                                     ------                    ------                    ------
Total distributions ..............................    (0.10)                    (0.11)                    (0.09)
                                                     ------                    ------                    ------
NET ASSET VALUE, END OF PERIOD ...................   $11.90                    $11.63                    $ 9.20
                                                     ======                    ======                    ======
TOTAL INVESTMENT RETURN 4 ........................     3.21%                    27.83% 5                 (17.56)% 5
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ..............................  $33,487                   $17,320                    $2,829
   Ratios to average net assets:
     Net investment income .......................     1.11% 6                   1.29%                     1.45% 6
     Expenses after waivers, reimbursements
        and/or recoupments .......................     0.55% 6                   0.55%                     0.55% 6
     Expenses before waivers, reimbursements
        and/or recoupments .......................     0.53% 6                   0.55%                     0.55% 6
   Portfolio turnover rate .......................        1% 6                      1%                       10%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5 If fees for the advisor and administrator were not waived, the total return would have been lower.
6 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Scudder Investments VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the '1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT Equity 500 Index Fund (the 'Fund') is one of the series the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B Shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses), the performance of the S&P 500(R) Index, which emphasizes stocks of large US companies.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Investments in open end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses that are attributable to the Trust are allocated among the Funds based upon the relative net assets of each Fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At June 30, 2004, $1,416,650 of cash collateral was invested in the Daily Assets Fund Institutional.

H. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor' or 'DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.20%.

Northern Trust Investments, N.A. ('NTI') acts as investment sub-advisor for the Fund. As the Fund's investment sub-advisor, NTI makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as sub-advisor to the Fund.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of average daily net assets for Class A Shares and 0.55% of average daily net assets for Class B Shares until April 30, 2005.

Effective May 1, 2002, the Advisor may recoup any of its waived investment advisory fees within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. Since January 1, 2004, the Advisor recouped $72,179 of fees that were previously waived. At June 30, 2004, the Advisor has $72,727 remaining recoupable expenses available.

Certain officers and trustees of the Fund are also officers or directors of DeAM, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets, which is calculated daily and paid monthly.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

State Street Bank and Trust Company ('Custodian') is the Fund's Custodian. The Fund pays the Custodian an annual fee.

The Fund pays PFPC Distributors, Inc. an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of up to 0.25% of the Class B Shares average daily net assets.

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                                                  Class A Shares
              --------------------------------------------------
              For the Six Months Ended        For the Year Ended
                       June 30, 2004 1         December 31, 2003
              ------------------------ -------------------------
                   Shares       Amount      Shares        Amount
              ----------- ------------ -----------  ------------
Sold            8,363,817 $ 99,222,621  17,810,134  $177,657,325
Reinvested        638,123    7,389,469     575,243     5,476,312
Redeemed       (5,596,018) (65,718,910) (7,470,751)  (73,251,950)
               ---------- ------------  ----------  ------------
Net increase    3,405,922 $ 40,893,180  10,914,626  $109,881,687
               ========== ============  ==========  ============

                                                  Class B Shares
              --------------------------------------------------
              For the Six Months Ended        For the Year Ended
                       June 30, 2004 1         December 31, 2003
              ------------------------ -------------------------
                   Shares       Amount      Shares        Amount
              ----------- ------------ -----------   -----------
Sold            1,896,866  $22,394,592   1,860,120   $19,453,549
Reinvested         18,805      217,946       4,859        46,303
Redeemed         (589,517)  (6,994,840)   (683,869)   (7,136,052)
               ----------  -----------  ----------   -----------
Net increase    1,326,154  $15,617,698   1,181,110   $12,363,800
               ==========  ===========  ==========   ===========

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 5--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments other than US Government and short-term obligations, for the six months ended June 30, 2004, were $55,093,791 and $4,825,853, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2003, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

  Undistributed        Undistributed
 Net Investment         Net Realized             Paid-in
         Income            Gain/Loss             Capital
 --------------        -------------             -------
      $(57,827)              $57,827                $ --

For federal income tax purposes, the tax basis of investments held at December 31, 2003 was $701,682,953. The net unrealized depreciation for all securities based on tax cost was $49,080,125. The aggregate gross unrealized appreciation for all investments at December 31, 2003 was $54,148,890 and the aggregate gross unrealized depreciation for all investments was $103,229,015. The difference between book basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

Distributions paid from:                           2003
------------------------                           ----
Ordinary income                              $5,522,615

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income              $  7,342,654
Accumulated capital loss                   $(18,599,281)
Unrealized appreciation/(depreciation)     $(49,080,125)

At December 31, 2003, the Fund had capital loss carryovers available as a reduction against future net realized capital gains of $18,599,281, of which $280,012 expires in 2009 and $18,319,269 expires in 2010. The Fund utilized $1,485,749 of its capital loss carryovers in the current year to reduce net realized gains.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 7--LINE OF CREDIT
The Fund and several other funds and portfolios advised or administered by the Advisor or its affiliates (the 'Participants') share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of their net assets under the agreement.

There were no significant borrowings during the six months ended June 30, 2004.

NOTE 8--OPEN FUTURES
The Fund had the following open contracts at June 30, 2004:

 Type of                                                 Market     Unrealized
 Future           Expiration  Contracts  Position         Value   Appreciation
 -------------------------------------------------------------------------------
S&P 500            September
  Index Future          2004         58      Long   $16,535,800        $86,875

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2004 the Fund pledged securities with a value of $1,044,435 to cover margin requirements on open futures contracts.

NOTE 9--REGULATORY MATTERS AND LITIGATION
Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ('inquiries') into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the portfolios/funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ('DeAM') and its affiliates, certain individuals, including in some cases fund Trustees, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
PROXY VOTING

A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site--scudder.com (type 'proxy voting' in the search field)--or on the SEC's Web site--www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

--------------------------------------------------------------------------------

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.




Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

[LOGO OMITTED]
SCUDDER
INVESTMENTS

[LOGO OMITTED]
A MEMBER OF
DEUTSCHE ASSET MANAGEMENT


Portfolio changes should not be considered recommendations for action by individual investors.

VIT6SA (8/31/04) MARS #32451

[LOGO OMITTED]      Printed on recycled paper

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD 21202.



ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

         (b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Equity 500 Index Fund


By:                                 /s/ Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Equity 500 Index Fund

By:                                 /s/ Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004



By:                                 /s/ Charles A. Rizzo
                                    ------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004